Taxation - Reconciliation of Difference Between the PRC Statutory Income Tax Rate and Effective Tax Rate (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2020
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax, percent	100.00%	100.00%
PRC Statutory tax rate, percent	25.00%	25.00%	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries, percent			(24.00%)	(11.00%)
Permanent book - tax difference, percent			(4.00%)	(8.00%)
Computed income tax expense with PRC statutory income tax rate, percent	25.00%	25.00%
Additional deduction for research and development expenditures, percent			5.00%	6.00%
Effect of change on tax rate, percent			0.00%	(5.00%)
Changes in valuation allowance, percent			(3.00%)	(5.00%)
Effective tax rate, percent	66.00%	66.00%	(1.00%)	2.00%
Income before income tax	¥ 9,349,000
Computed income tax expense with PRC statutory income tax rate	(2,338,000)
Total income tax benefit/(expense)	(6,129,000)	$ (889)	¥ (839,000)	¥ 1,618,000
PRC
Effective Income Tax Rate Reconciliation [Line Items]
Total income tax benefit/(expense)	(5,715,000)		(772,000)	1,618,000
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Total income tax benefit/(expense)	(414,000)		(67,000)	0
Cayman
Effective Income Tax Rate Reconciliation [Line Items]
Total income tax benefit/(expense)	¥ 0		¥ 0	¥ 0
Domestic Tax Jurisdiction [Member] | PRC
Effective Income Tax Rate Reconciliation [Line Items]
Additional deduction for research and development expenditures, percent	(49.00%)	(49.00%)
Non-deductible entertainment expense, percent	3.00%	3.00%
Changes in tax rates enacted in the current period, percent	586.00%	586.00%
Non-taxable deconsolidation gain, percent	(59.00%)	(59.00%)
Deconsolidation, percent	14.00%	14.00%
Preferential tax rate, percent	45.00%	45.00%
Expired NOL, percent	209.00%	209.00%
Changes in valuation allowance, percent	(705.00%)	(705.00%)
Other adjustments, percent	0.00%	0.00%
Additional deduction of qualified R&D expenditures	¥ 4,572,000
Non-deductible entertainment expense	(263,000)
Changes in valuation allowance	66,052,000
Changes in tax rates enacted in the current period	(54,792,000)
Non-taxable deconsolidation gain	5,500,000
Deconsolidation	(1,302,000)
Preferential tax rate	(4,206,000)
Expired NOL	(19,546,000)
Other adjustments	¥ (8,000)
Foreign Tax Jurisdiction [Member] | Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference, percent	(4.00%)	(4.00%)
Preferential tax rate, percent	(2.00%)	(2.00%)
Changes in valuation allowance, percent	6.00%	6.00%
Changes in valuation allowance	¥ (548,000)
Statutory tax rate difference	367,000
Preferential tax rate	¥ 148,000
Foreign Tax Jurisdiction [Member] | Cayman
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference, percent	(3.00%)	(3.00%)
Statutory tax rate difference	¥ 235,000